PROPERTY, PLANT & EQUIPMENT	12 Months Ended
Sep. 30, 2014
Notes to Financial Statements
NOTE 4. PROPERTY, PLANT & EQUIPMENT
	2014	2013	2012
Furniture and Fixtures	$6,612	$6,619	$-
Machinery and Equipment	17,357	17,372	-
COST	23,969	23,991	-
Less: Accumulated depreciation/amortization
Furniture and Fixtures	1,873	552	-
Machinery and Equipment	6,390	2,921	-
	8,263	3,473	-
NET	$15,706	$20,518	$-